Nature of Operations and Basis of Presentation (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Predecessor [Member] RSP Permian, LLC [Member]	Dec. 31, 2013 Predecessor [Member] Rising Star GP [Member]	Dec. 31, 2013 Predecessor [Member] Rising Star LP [Member]	Jan. 23, 2014 IPO and secondary offering [Member]	Jan. 23, 2014 IPO [Member]	Jan. 23, 2014 IPO [Member] ACTOIL, LLC [Member]	Jan. 23, 2014 IPO [Member] Revolving credit facility [Member]	Jan. 23, 2014 IPO [Member] Term loan [Member]	Jan. 23, 2014 Secondary offering [Member]
Schedule of Capitalization, Equity [Line Items]
Total number of shares sold in IPO						23,000,000
Sale of common stock in IPO (in dollars per share)						$ 19.50
Total proceeds raised in the IPO						$ 449,000,000
Shares of common stock sold in IPO by RSP, Inc.							9,200,000
Proceeds from common stock sold in IPO	163,144,000	0					163,000,000
Repayment of term loan										70,000,000
Repayment of revolving credit facility									$ 56,000,000
Number of shares sold in IPO by existing stockholders											13,800,000
Net profits interest (percent)								25.00%
Subsidiary of limited partnership, ownership interest - over			90.00%	90.00%	80.00%